GOODWILL AND OTHER INTANGIBLE ASSETS, INTERMEX HOLDINGS, INC., Goodwill (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Indefinite-Lived Intangible Assets [Abstract]
Goodwill	$ 36,259,666	$ 36,259,666	$ 36,259,666
Total indefinite lives		36,259,666
Trade Name [Member]
Indefinite-Lived Intangible Assets [Abstract]
Indefinite-lived intangible assets		$ 0
Predecessor Company [Member]
Indefinite-Lived Intangible Assets [Abstract]
Goodwill			$ 0	$ 0	$ 0	$ 0
Total indefinite lives				5,300,000
Predecessor Company [Member] | Trade Name [Member]
Indefinite-Lived Intangible Assets [Abstract]
Indefinite-lived intangible assets				$ 5,300,000